Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.845120%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.37475%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,072,994.28

Principal:
Principal Collections	$24,917,475.57
Prepayments in Full	$11,995,284.20
Liquidation Proceeds	$468,684.32
Recoveries	$(5,437.23)
Sub Total	$37,376,006.86
Collections	$40,449,001.14

Purchase Amounts:
Purchase Amounts Related to Principal	$72,488.26
Purchase Amounts Related to Interest	$512.60
Sub Total	$73,000.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,522,002.00

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,522,002.00
Servicing Fee	$940,429.91	$940,429.91	$0.00	$0.00	$39,581,572.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,581,572.09
Interest - Class A-2a Notes	$505,338.76	$505,338.76	$0.00	$0.00	$39,076,233.33
Interest - Class A-2b Notes	$21,127.81	$21,127.81	$0.00	$0.00	$39,055,105.52
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$38,381,173.10
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$38,170,497.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,170,497.52
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$38,100,420.52
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,100,420.52
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$38,051,070.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,051,070.52
Regular Principal Payment	$50,225,772.06	$38,051,070.52	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$40,522,002.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$38,051,070.52
Total					$38,051,070.52
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$31,453,839.28	$87.96	$505,338.76	$1.41	$31,959,178.04	$89.37
Class A-2b Notes	$6,597,231.24	$87.96	$21,127.81	$0.28	$6,618,359.05	$88.24
Class A-3 Notes	$0.00	$0.00	$673,932.42	$1.56	$673,932.42	$1.56
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$38,051,070.52	$28.92	$1,530,501.57	$1.16	$39,581,572.09	$30.08

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$322,556,656.87	0.9020545	$291,102,817.59	0.8140914
Class A-2b Notes	$67,654,089.34	0.9020545	$61,056,858.10	0.8140914
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,019,470,746.21	0.7747386	$981,419,675.69	0.7458220

Pool Information
Weighted Average APR	2.852%	2.840%
Weighted Average Remaining Term	51.66	50.89
Number of Receivables Outstanding	44,112	43,094
Pool Balance	$1,128,515,890.60	$1,090,737,851.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,043,284,777.82	$1,008,634,244.99
Pool Factor	0.7920525	0.7655379

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$82,103,606.59
Targeted Overcollateralization Amount	$121,492,877.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,318,175.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		106	$324,106.67
(Recoveries)		8	$(5,437.23)
Net Loss for Current Collection Period			$329,543.90
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3504%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2448%
Second Prior Collection Period			0.0777%
Prior Collection Period			0.0614%
Current Collection Period			0.3564%
Four Month Average (Current and Prior Three Collection Periods)			0.1851%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		747	$1,458,474.00
(Cumulative Recoveries)			$32,042.03
Cumulative Net Loss for All Collection Periods			$1,426,431.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1001%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,952.44
Average Net Loss for Receivables that have experienced a Realized Loss			$1,909.55

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.42%	174	$4,555,985.38
61-90 Days Delinquent	0.09%	36	$932,732.62
91-120 Days Delinquent	0.03%	13	$362,941.64
Over 120 Days Delinquent	0.02%	9	$169,890.60
Total Delinquent Receivables	0.55%	232	$6,021,550.24

Repossession Inventory:
Repossessed in the Current Collection Period		16	$498,868.53
Total Repossessed Inventory		42	$1,269,473.68

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1066%
Prior Collection Period			0.1179%
Current Collection Period			0.1346%
Three Month Average			0.1197%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1344%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	8

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020
X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer